Financial Instruments	6 Months Ended
Jun. 30, 2024
Financial Instruments [Abstract]
Financial Instruments

Note 7 - Financial Instruments

Fair value

(1) Financial instruments - the composition of the derivatives

	June 30,	December 31,
	2024	2023
	€ in thousands
Derivatives presented under current assets
Swap contracts	283	275
Forward	199	-
Financial power swap	614	-
	1,096	275
Derivatives presented under non-current assets
Swap contracts	813	607
Financial power swap	13,158	10,341
	13,971	10,948
Derivatives presented under current liabilities
Financial power swap	-	(4,643)
	-	(4,643)

Derivatives presented under non-current liabilities
Swap contracts	(25)	-
	(25)	-

(2) Financial instruments measured at fair value for disclosure purposes only

The carrying amounts of certain financial assets and liabilities, including cash and cash equivalents, trade receivables, other receivables, other short-term investments, deposits, derivatives, bank overdraft, short-term loans and borrowings, trade payables and other payables are the same or proximate to their fair value.

The fair values of the other financial assets and liabilities, together with the carrying amounts shown in the statement of financial position, are as follows:

	June 30, 2024
		Fair value
					Valuation techniques for
	Carrying				determining	Inputs used to
	amount	Level 1	Level 2	Level 3	fair value	determine fair value
	€ in thousands
Non-current liabilities:
Debentures	151,385	145,920		-		Market price
Loans from banks and others (including current maturities)	289,801	-	234,237	-	Discounting future cash flows by the market interest rate on the date of measurement.	Discount rate of Euribor+ 2%-2.5% with a zero floor, fixed rate for several years 3.1%-6% Linkage to Euribor, 2.75%-4.78% Linkage to Consumer price index in Israel, Floating interest rate based on the Bank of Israel Rate plus a spread of 4.35%, fixed rate of 2.58%-5.5%, Euribor+ 5.27% and 7% Linkage to Consumer price index in Israel.
	441,186	145,920	234,237	-

	December 31, 2023
		Fair value
	Carrying				Valuation Techniques for determining	Inputs used to
	amount	Level 1	Level 2	Level 3	fair value	determine fair value
	€ in thousands
Non- current liabilities:
Debentures	140,087	134,464	-	-		Market price
Loans from banks and others (including current maturities)	281,938	-	231,057	-	Discounting future cash flows by the market interest rate on the date of measurement.	Discount rate of Euribor+ 2% with a zero floor, fixed rate for several years 3.1%-6% Linkage to Euribor, 2.58%-4.78% Linkage to Consumer price index in Israel, Floating interest rate based on the Bank of Israel Rate plus a spread of 4.35%, fixed rate of 2.58%-5.5%, Euribor+ 5.27% and 7% Linkage to Consumer price index in Israel.
	422,025	134,464	231,057	-

(3) Fair value hierarchy of financial instruments measured at fair value

The table below presents an analysis of financial instruments measured at fair value on the temporal basis using valuation methodology in accordance with hierarchy fair value levels. The various levels are defined as follows:

●	Level 1: quoted prices (unadjusted) in active markets for identical instruments.

●	Level 2: inputs other than quoted prices included within Level 1 that are observable, either directly or indirectly.

●	Level 3: inputs that are not based on observable market data (unobservable inputs).

	June 30, 2024
	Level 1	Level 2	Level 3	Total	Valuation techniques for
	€ in thousands				determining fair value
Swap contracts	-	1,071	-	1,071	Fair value is measured by discounting the future cash flows, over the period of the contract and using market interest rates appropriate for similar instruments, including the adjustment required for the parties’ credit risks.
Forward contracts	-	199	-	199	Fair value is measured on the basis of discounting the difference between the forward price in the contract and the current forward price for the residual period until redemption using market interest rates appropriate for similar instruments, including the adjustment required for the parties’ credit risks.
Financial power swap	-	-	13,772	13,772	Fair value is measured by discounting the future fixed and assessed cash flows over the period of the contract and using market interest rates appropriate for similar instruments. The value is adjusted for the parties’ credit risks.

There have been no transfers from one Level to another Level during the six months ended June 30, 2024.

	December 31, 2023
	Level 1	Level 2	Level 3	Total	Valuation techniques for
	€ in thousands				determining fair value
Swap contracts	-	882	-	882	Fair value is measured by discounting the future cash flows, over the period of the contract and using market interest rates appropriate for similar instruments, including the adjustment required for the parties’ credit risks.
Financial power swap	-	-	5,698	5,698	Fair value is measured by discounting the future fixed and assessed cash flows over the period of the contract and using market interest rates appropriate for similar instruments. The value is adjusted for the parties’ credit risks.

(4) Level 3 financial instruments carried at fair value

The table hereunder presents a reconciliation from the beginning balance to the ending balance of financial instruments carried at fair value in level 3 of the fair value hierarchy:

Financial assets
Financial power swap
€ in thousands
Balance as at December 31, 2023	5,698

Total income recognized in profit or loss	(3,898)

Total income recognized in other comprehensive income	11,972

Balance as at June 30, 2024	13,772